PREPAID EXPENSES AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2017
PREPAID EXPENSES AND OTHER RECEIVABLES
Schedule of prepaid expenses and other receivables

	December 31
	2017	2016
	U.S. dollars in thousands
Advance to suppliers	2,426	1,049
Discount from service provider	537	230
Prepaid expenses	130	120
Government institutions	197	163
	3,290	1,562